Net Income (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net income (loss) from continuing operations attributable to SunCar Technology’s ordinary shareholders	$ (3,379)	$ 3,155
Net loss from discontinued operations attributable to SunCar Technology’s ordinary shareholders		(1,030)
Numerator for basic and diluted net income (loss) per share calculation	$ (3,379)	$ 2,125
Denominator:
Weighted average number of ordinary shares	81,374,609	80,000,000
Net income (loss) from continuing operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
Basic	$ (0.04)	$ 0.04
Net loss from discontinued operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
Basic	0	(0.01)
Net income (loss) attributable to SunCar Technology’s ordinary shareholders per ordinary share
Basic	$ (0.04)	$ 0.03